J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Aggregate Bond ETF

Summary Prospectus and Prospectus dated July 1, 2019, as supplemented

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Summary Prospectus and Prospectus dated March 11, 2019, as supplemented

(each a series of JPMorgan Exchange-Traded Fund Trust)

Supplement dated June 17, 2020

to the Summary Prospectuses and Prospectuses as dated above

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the JPMorgan U.S. Aggregate Bond ETF’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2018	Executive Director
Niels Schuehle	2018	Executive Director
Naveen Kumar	2018	Vice President
Behnood Noei	2020	Vice President

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — U.S. Aggregate Bond ETF” section of the JPMorgan U.S. Aggregate Bond ETF’s Prospectus is deleted in its entirety and replaced with the following:

U.S. Aggregate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Eric Isenberg, Niels Schuehle, Naveen Kumar and Behnood Noei. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Isenberg and Mr. Schuehle are the co-lead portfolio managers for the Fund. Mr. Isenberg, Executive Director of JPMIM, is the Head of Fixed Income Portfolio Management for Quantitative Beta Strategies. In this role, Mr. Isenberg is responsible for portfolio management of all of J.P. Morgan Asset Management Holdings Inc. passive fixed income funds, including index replication and smart beta fixed income funds. Prior to joining the firm in 2016, Mr. Isenberg worked at VanEck beginning in 2015, where he was a Fixed Income Portfolio Manager for all of the VanEck Vectors Fixed Income ETFs, including the municipal, international and high yield funds and worked at Credit Suisse from 2003 until 2015 in various roles, including Head of Fixed Income Index Products and Head of Bond Index Products. Mr. Isenberg graduated from Binghamton University in 2001 with a Bachelor of Science in computer science and economics.

Mr. Schuehle, Executive Director of JPMIM, is Head of Fixed Income Research for Quantitative Beta Strategies. In this role, Mr. Schuehle is focused on further developing the firm’s factor-based franchise in fixed income markets. Prior to joining the firm in 2016, Mr. Schuehle was a Senior Researcher in the Quantitative Portfolio and Index Research team at Bloomberg and Senior Researcher in the Index Strategies and Portfolio Modeling team at Barclays Risk Analytics and Index Solution Group from 2010 to 2016. Mr. Schuehle holds a Ph.D. in Finance from Kellogg School of Management at Northwestern University. Mr. Kumar, Vice President of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a B.A. in Economics from Northwestern University.

SUP-USAGG-PM-620

Mr. Noei, vice president, is a portfolio manager in the Quantitative Beta Strategies group, based in New York. An employee since 2012, he previously worked as a portfolio manager for the U.S. Core Plus team within the Global Fixed Income, Currency & Commodities (GFICC) group. Mr. Noei holds a M.Sc. in finance from the Fisher School of Business at The Ohio State University and is a CFA charterholder.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2019	Executive Director
Naveen Kumar	2019	Vice President
Behnood Noei	2019	Vice President
Jonathan Msika	2020	Vice President

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF’s Prospectus is deleted in its entirety and replaced with the following:

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Eric Isenberg, Naveen Kumar, Behnood Noei and Jonathan Msika. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Isenberg is the lead portfolio manager for the Fund. Mr. Isenberg, Executive Director of JPMIM, is the Head of Fixed Income Portfolio Management for Quantitative Beta Strategies. In this role, Mr. Isenberg is responsible for portfolio management of all of J.P. Morgan Asset Management Holdings Inc. passive fixed income funds, including index replication and smart beta fixed income funds. Prior to joining the firm in 2016, Mr. Isenberg worked at VanEck beginning in 2015, where he was a Fixed Income Portfolio Manager for all of the VanEck Vectors Fixed Income ETFs, including the municipal, international and high yield funds and worked at Credit Suisse from 2003 until 2015 in various roles, including Head of Fixed Income Index Products and Head of Bond Index Products. Mr. Isenberg graduated from Binghamton University in 2001 with a Bachelor of Science in computer science and economics.

Mr. Kumar, Vice President of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a B.A. in Economics from Northwestern University.

Mr. Noei, vice president, is a portfolio manager in the Quantitative Beta Strategies group, based in New York. An employee since 2012, he previously worked as a portfolio manager for the U.S. Core Plus team within the Global Fixed Income, Currency & Commodities (GFICC) group. Mr. Noei holds a M.Sc. in finance from the Fisher School of Business at The Ohio State University and is a CFA charterholder.

Mr. Msika, Vice President of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he was previously a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Aggregate Bond ETF

Statement of Additional Information dated July 1, 2019, as supplemented

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Statement of Additional Information dated March 11, 2019, as supplemented

(each a “Fund”)

(each a series of JPMorgan Exchange-Traded Fund Trust)

Supplement dated June 17, 2020

to the Statements of Additional Information as dated above

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” sections with respect to each Fund are deleted in their entirety and replaced with the applicable information below:

JPMorgan U.S. Aggregate Bond ETF

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29, 2020:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Aggregate Bond ETF
Eric Isenberg	2	$128,824	8	$1,085,462	2	$521,165
Niels Schuehle	2	633,291	2	528,204	0	0
Naveen Kumar	3	229,229	8	1,085,462	2	521,165
Behnood Noei	1	37,393	2	101,688	0	0

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2020:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Aggregate Bond ETF
Eric Isenberg	0	$0	0	$0	0	$0
Niels Schuehle	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Behnood Noei	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of assets allocation, multi-managed or other accounts

SUP-USAGG-PM-620

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of the fiscal year ended February 29, 2020:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1— $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Aggregate Bond ETF
Eric Isenberg	X
Niels Schuehle	X
Naveen Kumar	X
Behnood Noei			X

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29, 2020:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Eric Isenberg	2	$633,291	8	$1,085,462	2	$521,165
Naveen Kumar	3	733,696	8	1,085,462	2	521,165
Behnood Noei	2	579,253	2	101,688	0	0
Jonathan Msika	11	1,594,423	2	324,502	0	0

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2020:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Eric Isenberg	0	$0	0	$0	0	$0
Naveen Kumar	0	0	0	0	0	0
Behnood Noei	0	0	0	0	0	0
Jonathan Msika	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of assets allocation, multi-managed or other accounts

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager, as of the fiscal year ended February 29, 2020:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1— $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Eric Isenberg	X
Naveen Kumar	X
Behnood Noei	X
Jonathan Msika	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE